Company level financial information - Condensed statements of cash flows (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Condensed statements of cash flows
Net cash used in operating activities	¥ 1,097,541,000	¥ 2,577,891,000	¥ 2,168,334,000	¥ 1,666,030,000
Net cash from/(used in) investing activities	177,073,000	(7,019,506,000)	(533,254,000)	(293,406,000)
Net cash from/(used in) financing activities	(1,320,899,000)	4,969,234,000	(1,720,623,000)	(325,956,000)
Net increase/(decrease) in cash and cash equivalents	(46,285,000)	527,619,000	(85,543,000)	1,046,668,000
Cash and cash equivalents at beginning of the year/period		6,328,121,000
Effect of movements in exchange rates on cash held	(27,487,000)	(38,611,000)	(1,777,000)	94,053,000
Cash and cash equivalents at end of the year/period		6,817,129,000	6,328,121,000
Restricted capital and reserves		5,429,808,000
Parent company
Condensed statements of cash flows
Net cash used in operating activities	(22,277,000)	(11,661,000)	(19,192,000)	(43,240,000)
Net cash from/(used in) investing activities	259,852,000	(220,726,000)	932,096,000	528,830,000
Net cash from/(used in) financing activities	(1,083,077,000)	2,283,638,000	(1,276,775,000)	43,396,000
Net increase/(decrease) in cash and cash equivalents	(845,502,000)	2,051,251,000	(363,871,000)	528,986,000
Cash and cash equivalents at beginning of the year/period	1,225,474,000	8,706,000	372,459,000
Effect of movements in exchange rates on cash held	(7,513,000)	(23,210,000)	118,000	49,567,000
Cash and cash equivalents at end of the year/period	¥ 372,459,000	¥ 2,036,747,000	¥ 8,706,000	¥ 1,225,474,000